Note 9 - Warrants	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Warrants [Text Block]
9.	Warrants

As part of Yellowstone’s initial public offering, Yellowstone issued to third-party investors 6,799,439 warrants which entitled the holder to purchase one share of Class A Common Stock at an exercise price of $11.50 per share (the “Public Warrants”). In addition, 7,719,779 private placement warrants were sold to the Sponsor (the “Private Placement Warrants”, and together with the Public Warrants, the “Warrants”). Each Private Warrant allows the Sponsor to purchase one share of Class A Common Stock at an exercise price of $11.50 per share. Following the Yellowstone Transaction, the Warrants remain outstanding under the same terms and conditions to purchase shares of the Company’s Class A Common Stock. As of June 30, 2022, 6,799,439 and 7,719,779 Public and Private Warrants remain outstanding, respectively.

The terms of the Private Warrants are identical to those of the Public Warrants, except for that so long as the Private Warrants are held by the Sponsor or its permitted transferees, they may be exercised on a cashless basis. The Warrants contain an exercise price of $11.50 per share and expire on January 25, 2027. The Company determined the fair value of its Public Warrants based on the publicly listed trading price as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. As the terms of the Private Warrants are identical to those of the Public Warrants, the Company determined the fair value of its Private Warrants based on the publicly listed trading price of the Public Warrants as of the valuation date and have classified the Private Warrants as Level 2 financial instruments.

The closing price of the Public Warrants was $0.45 and $0.55 per warrant on June 30, 2022 and the Closing Date, respectively. The aggregate fair value of the Warrants was approximately $6.5 million and $8.0 million as of June 30, 2022 and the Closing Date, respectively. The Company recorded an unrealized gain of approximately $15.4 million during the three months ended June 30, 2022. During the six months ended June 30, 2022, the Company recorded an unrealized gain of approximately $1.5 million, reflecting the change in fair value of the Warrants from the Closing Date through June 30, 2022.